Document and Entity Information	May 06, 2024
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	May 06, 2024
Entity File Number	1-2313
Entity Registrant Name	SOUTHERN CALIFORNIA EDISON COMPANY
Entity Incorporation, State or Country Code	CA
Entity Tax Identification Number	95-1240335
Entity Address, Address Line One	2244 Walnut Grove Avenue
Entity Address, Adress Line Two	(P.O. Box 800)
Entity Address, City or Town	Rosemead
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	91770
City Area Code	626
Local Phone Number	302-1212
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000092103
Amendment Flag	false